Securities (Tables)	12 Months Ended
Dec. 31, 2020
Securities
Schedule of securities

As at December 31:	2020	2019
Short-term securities
Equity securities at FVTPL, publicly traded	$2,509	$1,822
Investment funds at FVTPL, unlisted	4,096	112	*
Debt securities at FVTPL, publicly traded	—	2,403
Debt securities at FVTPL, unlisted	873	1,018	*
Debt securities at FVTOCI, publicly traded	11,019	8,819
	$18,497	$14,174
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$3,721	$3,809

*Reclassified